Cover Page	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	CONDUENT INC
Entity Incorporation, State or Country Code	NY
Entity File Number	001-37817
Entity Tax Identification Number	81-2983623
Entity Address, Address Line One	100 Campus Drive,
Entity Address, Address Line Two	Suite 200,
Entity Address, City or Town	Florham Park,
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07932
City Area Code	844
Local Phone Number	663-2638
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CNDT
Security Exchange Name	NASDAQ
Entity Central Index Key	0001677703
Amendment Flag	false